Leases - Future minimum lease payment under operating leaase (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Leases
2020	$ 1,617	¥ 11,255
2021	831	5,786
2022	220	1,534
2023	72	499
2024	42	291
Total minimum commitments	$ 2,782	¥ 19,365